ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 235-0134
                              www.albrightblum.com

                                  March 5, 2008



SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance
100 F Street, N.E.
Washington, DC 20549
Attention: Michael Fay, Branch Chief

Re:      Progressive Training, Inc. (the "Company")
         Form 10/A ("Fifth Amendment")
         Dates of Filing: Original, June 13, 2007, 1st Amend., October 9, 2007; 2nd Amend., December 10, 2007; 3rd Amend., January 8, 2008; 4th Amend., February 19, 2008
         SEC File No.: 000-52684

Dear Mr.  Fay:

We  are in  receipt  of the  Commission's  verbal  comment  requesting  a  Fifth
Amendment, with the only change being updated financial information. In particular, on February 29, 2008, we received a call from Mr. Jeffrey Sears of the Chief Accountants. In particular, Mr. Sears indicated the Commission's request that the Company address two (2) issues and file this Fifth Amendment.

COMMENT NUMBER 1. The Commission requested that the Company provide the maturity date on the Line of Credit to the notes to the financial statements. There is no specified maturity date. We have added the following sentence to the disclosure in Note 4 in each of the financial statements:

          "The line is callable upon demand."

COMMENT NUMBER 2. The Commission requested that the Company provide a disclosure regarding the Line of Credit with Buddy Young to the financial statements for the period ended November 30, 2007. We have added the following disclosure to
Note 5 in the financial statements for the period ended November 30, 2007:

         "We have an agreement with our President and majority shareholder to fund any shortfall in cash flow up to $250,000 at 8% interest through June 30, 2008. The note is secured by all our right, title and interest in and to our video productions and projects, regardless of their state of production, including all related contracts, licenses, and accounts receivable. Any unpaid principal and interest under the Note will be due and payable on December 31, 2008. As of November 30, 2007, the Company has borrowed $36,468 from Mr. Young."

ALBRIGHT & BLUM, P.C.

SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance
March 5, 2008
Page 2


As required, we are enclosing three (3) clean hard copies of the Fifth Amendment, with exhibits. However, since there are only two (2) minor changes, instead of sending three (3) complete redlined copies of same, without exhibits, we are enclosing three (3) copies of the pages on which the changes were made.

Finally, there have not been any material developments since the filing of the Fourth Amendment to Form 10/A and therefore no "Recent Development" section has been inserted in this Fifth Amendment to Form 10/A Registration Statement.

                                           Sincerely,

                                           /s/ L. Stephen Albright
                                           ------------------------
                                           L. STEPHEN ALBRIGHT
enclosures

c: Buddy Young, w/encls